Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of contingent liabilities [abstract]
Schedule of Future Minimum Purchase Commitments	The amounts in the table below represent Polestar's future commitments as of December 31, 2024:

	Total	Less than 1 year	Between 1-5 years	After 5 years
Non-cancelable manufacturing commitments	268,811	38,879	171,797	58,135
PS4 license volume commitments	83,073	22,086	60,987	—
Total	$351,884	$60,965	$232,784	$58,135